Condensed Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current
Cash and cash equivalents (Note 2)	$ 4,476,478	$ 9,229,845
Accounts receivable (Note 3)		62,842
Prepaids and other current assets (Note 4)	462,922	275,507
Total current assets	4,939,400	9,568,194
Property and equipment (Note 6)	4,880,250	5,070,507
Patents and licenses (Note 7)	523,757	510,705
Right of use assets (Note 8)	365,681	241,047
Total assets	10,709,088	15,390,453
Current
Accounts payable and accrued liabilities (Note 9)	1,353,208	3,362,430
Lease liability (Note 8)	167,051	150,951
Contract liabilities (Note 3)	105,263	274,192
Covid-19 government support loans (Note 10)	29,428	29,520
Total current liabilities	1,654,950	3,817,093
Non-current lease liability (Note 8)	232,408	128,312
Total liabilities	1,887,358	3,945,405
Shareholders’ Equity
Share capital (Note 11(b))	165,205,349	151,206,539
Warrants and compensation options (Note 12)	670,115	5,905,642
Contributed surplus (Note 13)	54,446,740	51,016,808
Accumulated other comprehensive loss	(2,680,463)	(2,660,281)
Deficit	(208,820,011)	(194,023,660)
Total equity	8,821,730	11,445,048
Total equity and liabilities	$ 10,709,088	$ 15,390,453